Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred income tax assets are as follows:

	December 31, 2016	December 31, 2015
Net operating loss carry forward	$7,403,629	$6,859,102
Depreciation and accretion	3,106	7,222
Equity based expenses	86,734	1,920,230
Impairment losses on oil and gas properties	—	1,559,951
Deferred taxes	7,493,469	10,346,505
Valuation allowance	(7,493,469)	(10,346,505)
Net Deferred Income Tax Assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	12/31/2016	12/31/2015
Net operating loss	34%	34%
Meals and entertainment	1%	15%
Debt discount accretion	0.11%	0.10%
Net operating loss reduction due to IRC 382	—	—%
Change in valuation allowance	33.89%	33.75%
Effective income tax rate	—%	—%